Stockholders' Equity (Details) - USD ($)	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015
Class of Stock [Line Items]
Increase in stockholders' equity											$ 84,000,000		$ 547,000,000
Net income		$ 33,000,000	$ 30,000,000	$ 46,000,000	$ 39,000,000	$ 28,000,000	$ 34,000,000	$ 16,000,000	$ 8,000,000	$ 4,000,000	57,000,000	$ 67,000,000	143,000,000	$ 62,000,000	$ 53,000,000
Other comprehensive income		$ 2,000,000			$ (2,000,000)						8,000,000	(1,000,000)	(3,000,000)	0	(1,000,000)
Income tax benefit related to share-based compensation											19,000,000		34,000,000
Proceeds from common stock offering, net of issuance costs	$ 373,000,000										$ 0	373,000,000	$ 373,000,000	0	$ 0
Number of warrants issued (in shares)													13,490,236		13,490,236
Warrant, strike price per share			$ 53.8475										$ 53.8475		$ 53.8475
Trading days measurement period (in days)											160 days		160 days
Stated percentage of warrants		1.125%	1.125%								1.125%		1.125%
Threshold percentage of stock price trigger (percent)													0.625%
Unrecognized compensation expense		$ 45,000,000	$ 25,000,000								$ 45,000,000		$ 25,000,000
Weighted average period for recognition (in years)											1 year 9 months		1 year 7 months
Unrecognized compensation forfeiture rate (as a percent)											4.30%		6.50%
Total fair value of restricted shares vested													$ 39,000,000		$ 22,000,000
Number of nonvested shares outstanding (in shares)			377,000										377,000
Restricted and Performance Stock
Class of Stock [Line Items]
Fair value of restricted and performance stock awards granted											$ 32,000,000	27,000,000	$ 28,000,000	25,000,000	$ 33,000,000
Total fair value of restricted shares vested											$ 21,000,000	$ 24,000,000		$ 24,000,000
Restricted shares
Class of Stock [Line Items]
Number of nonvested shares outstanding (in shares)		603,000									603,000
Performance shares that are expected to vest (in shares)		425,000									425,000
Common Stock
Class of Stock [Line Items]
Shares issued in public offering (in shares)	5,750,000
Offering price (USD per share)	$ 64.90				$ 64.90							$ 64.90
Number of common stock issued (in shares)											446,000		830,000
February 2015 Repurchase Program | Common Stock
Class of Stock [Line Items]
Authorized repurchase amount																$ 50,000,000
December 2015 Repurchase Program | Common Stock
Class of Stock [Line Items]
Authorized repurchase amount		$ 50,000,000	$ 50,000,000								$ 50,000,000		$ 50,000,000